Revenues - Schedule of the Revenue by Type (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total Revenue, net	$ 209,114	$ 20,377	$ 535,569	$ 349,588	$ 532,780	$ 612,192
Natural gas [Member]
REVENUES
Total Revenue, net	591,188	198,375	1,273,349	708,109	1,336,137	1,480,319
Less gathering and processing [Member]
REVENUES
Total Revenue, net	(445,649)	(220,666)	(847,746)	(522,800)	(1,084,325)	(1,176,975)
Natural gas, net [Member]
REVENUES
Total Revenue, net	145,539	(22,291)	425,603	185,309	251,812	303,344
NGL [Member]
REVENUES
Total Revenue, net	63,575	73,630	109,966	139,679	254,172	147,877
Oil [Member]
REVENUES
Total Revenue, net		$ (30,962)		$ 24,600	$ 26,796	$ 160,971